Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nationwide Mutual Funds
Entity Central Index Key	0001048702
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000161356
Shareholder Report [Line Items]
Fund Name	Nationwide Strategic Income Fund
Class Name	Class A: NWXEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$45	0.90%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 2,083,534,137
Holdings Count | Holding	737
InvestmentCompanyPortfolioTurnover	57.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,083,534,137
Number of Portfolio Holdings	737
Portfolio Turnover Rate	57.57%

C000161358
Shareholder Report [Line Items]
Fund Name	Nationwide Strategic Income Fund
Class Name	Class R6: NWXGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 2,083,534,137
Holdings Count | Holding	737
InvestmentCompanyPortfolioTurnover	57.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,083,534,137
Number of Portfolio Holdings	737
Portfolio Turnover Rate	57.57%

C000161359
Shareholder Report [Line Items]
Fund Name	Nationwide Strategic Income Fund
Class Name	Institutional Service Class: NWXHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$31	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 2,083,534,137
Holdings Count | Holding	737
InvestmentCompanyPortfolioTurnover	57.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,083,534,137
Number of Portfolio Holdings	737
Portfolio Turnover Rate	57.57%

C000127572
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Small Cap Value Fund
Class Name	Class A: NWHDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Small Cap Value Fund (the "Fund") (formerly known as Nationwide Bailard Cognitive Value Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$59	1.08%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.08%
AssetsNet	$ 124,081,043
Holdings Count | Holding	307
InvestmentCompanyPortfolioTurnover	192.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$124,081,043
Number of Portfolio Holdings	307
Portfolio Turnover Rate	192.40%

C000127574
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Small Cap Value Fund
Class Name	Class M: NWHFX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Small Cap Value Fund (the "Fund") (formerly known as Nationwide Bailard Cognitive Value Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$43	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
AssetsNet	$ 124,081,043
Holdings Count | Holding	307
InvestmentCompanyPortfolioTurnover	192.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$124,081,043
Number of Portfolio Holdings	307
Portfolio Turnover Rate	192.40%

C000127575
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Small Cap Value Fund
Class Name	Class R6: NWHGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Small Cap Value Fund (the "Fund") (formerly known as Nationwide Bailard Cognitive Value Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$43	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.78%
AssetsNet	$ 124,081,043
Holdings Count | Holding	307
InvestmentCompanyPortfolioTurnover	192.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$124,081,043
Number of Portfolio Holdings	307
Portfolio Turnover Rate	192.40%

C000127576
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Small Cap Value Fund
Class Name	Institutional Service Class: NWHHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Small Cap Value Fund (the "Fund") (formerly known as Nationwide Bailard Cognitive Value Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$45	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
AssetsNet	$ 124,081,043
Holdings Count | Holding	307
InvestmentCompanyPortfolioTurnover	192.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$124,081,043
Number of Portfolio Holdings	307
Portfolio Turnover Rate	192.40%

C000127611
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Class A: NWHJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$55	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
AssetsNet	$ 289,525,665
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	14.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$289,525,665
Number of Portfolio Holdings	186
Portfolio Turnover Rate	14.71%

C000127613
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Class M: NWHLX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$39	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
AssetsNet	$ 289,525,665
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	14.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$289,525,665
Number of Portfolio Holdings	186
Portfolio Turnover Rate	14.71%

C000127614
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Class R6: NWHMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$41	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 289,525,665
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	14.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$289,525,665
Number of Portfolio Holdings	186
Portfolio Turnover Rate	14.71%

C000127610
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Institutional Service Class: NWHNX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$45	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 289,525,665
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	14.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$289,525,665
Number of Portfolio Holdings	186
Portfolio Turnover Rate	14.71%

C000127615
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology Fund
Class Name	Class A: NWHOX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Technology Fund (the "Fund") (formerly known as Nationwide Bailard Technology & Science Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$52	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.07%
AssetsNet	$ 192,049,317
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	22.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$192,049,317
Number of Portfolio Holdings	40
Portfolio Turnover Rate	22.69%

C000127617
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology Fund
Class Name	Class M: NWHQX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Technology Fund (the "Fund") (formerly known as Nationwide Bailard Technology & Science Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$37	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 192,049,317
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	22.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$192,049,317
Number of Portfolio Holdings	40
Portfolio Turnover Rate	22.69%

C000127618
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology Fund
Class Name	Class R6: NWHTX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Technology Fund (the "Fund") (formerly known as Nationwide Bailard Technology & Science Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$37	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 192,049,317
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	22.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$192,049,317
Number of Portfolio Holdings	40
Portfolio Turnover Rate	22.69%

C000127619
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology Fund
Class Name	Institutional Service Class: NWHUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bailard Technology Fund (the "Fund") (formerly known as Nationwide Bailard Technology & Science Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$43	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
AssetsNet	$ 192,049,317
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	22.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$192,049,317
Number of Portfolio Holdings	40
Portfolio Turnover Rate	22.69%

C000120179
Shareholder Report [Line Items]
Fund Name	Nationwide Invesco Core Plus Bond Fund
Class Name	Class A: NWCPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Invesco Core Plus Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$41	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 119,634,683
Holdings Count | Holding	875
InvestmentCompanyPortfolioTurnover	223.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$119,634,683
Number of Portfolio Holdings	875
Portfolio Turnover Rate	223.57%

C000120181
Shareholder Report [Line Items]
Fund Name	Nationwide Invesco Core Plus Bond Fund
Class Name	Class R6: NWCIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Invesco Core Plus Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$23	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
AssetsNet	$ 119,634,683
Holdings Count | Holding	875
InvestmentCompanyPortfolioTurnover	223.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$119,634,683
Number of Portfolio Holdings	875
Portfolio Turnover Rate	223.57%

C000120180
Shareholder Report [Line Items]
Fund Name	Nationwide Invesco Core Plus Bond Fund
Class Name	Institutional Service Class: NWCSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Invesco Core Plus Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$27	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 119,634,683
Holdings Count | Holding	875
InvestmentCompanyPortfolioTurnover	223.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$119,634,683
Number of Portfolio Holdings	875
Portfolio Turnover Rate	223.57%

C000013636
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Class A: NMFAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$41	0.81%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 1,583,909,149
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	1.59%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,583,909,149
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1.59%

C000013639
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Class R: GGFRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$62	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
AssetsNet	$ 1,583,909,149
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	1.59%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,583,909,149
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1.59%

C000025368
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Class R6: MUIGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,583,909,149
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	1.59%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,583,909,149
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1.59%

C000204949
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Eagle Class: NWAEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$27	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 1,583,909,149
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	1.59%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,583,909,149
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1.59%

C000107253
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Institutional Service Class: NGISX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$28	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,583,909,149
Holdings Count | Holding	514
InvestmentCompanyPortfolioTurnover	1.59%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,583,909,149
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1.59%

C000214212
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class A: NWALX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$46	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
AssetsNet	$ 816,196,296
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	42.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$816,196,296
Number of Portfolio Holdings	84
Portfolio Turnover Rate	42.92%

C000214213
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class K: NWAMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class K	$37	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
AssetsNet	$ 816,196,296
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	42.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$816,196,296
Number of Portfolio Holdings	84
Portfolio Turnover Rate	42.92%

C000214214
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class R6: NWANX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$32	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 816,196,296
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	42.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$816,196,296
Number of Portfolio Holdings	84
Portfolio Turnover Rate	42.92%

C000214210
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Eagle Class: NWAPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$32	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 816,196,296
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	42.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$816,196,296
Number of Portfolio Holdings	84
Portfolio Turnover Rate	42.92%

C000214211
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Institutional Service Class: NWAOX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$34	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 816,196,296
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	42.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$816,196,296
Number of Portfolio Holdings	84
Portfolio Turnover Rate	42.92%

C000013548
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Index Fund
Class Name	Class A: GBIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 234,479,387
Holdings Count | Holding	2,408
InvestmentCompanyPortfolioTurnover	28.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$234,479,387
Number of Portfolio Holdings	2,408
Portfolio Turnover Rate	28.89%

C000013550
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Index Fund
Class Name	Class R6: GBXIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$11	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 234,479,387
Holdings Count | Holding	2,408
InvestmentCompanyPortfolioTurnover	28.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$234,479,387
Number of Portfolio Holdings	2,408
Portfolio Turnover Rate	28.89%

C000175977
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Index Fund
Class Name	Institutional Service Class: NWXOX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$23	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
AssetsNet	$ 234,479,387
Holdings Count | Holding	2,408
InvestmentCompanyPortfolioTurnover	28.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$234,479,387
Number of Portfolio Holdings	2,408
Portfolio Turnover Rate	28.89%

C000227359
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Bond Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$16	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 1,370,919,592
Holdings Count | Holding	699
InvestmentCompanyPortfolioTurnover	132.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,370,919,592
Number of Portfolio Holdings	699
Portfolio Turnover Rate	132.14%

C000051733
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Class A: NWIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$31	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 187,572,056
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	19.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$187,572,056
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.70%

C000051736
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Class R: NWBIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$45	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 187,572,056
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	19.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$187,572,056
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.70%

C000051738
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Class R6: NWIIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 187,572,056
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	19.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$187,572,056
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.70%

C000051737
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Institutional Service Class: NWISX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 187,572,056
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	19.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$187,572,056
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.70%

C000051739
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Class A: NWLAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 192,574,811
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	15.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$192,574,811
Number of Portfolio Holdings	18
Portfolio Turnover Rate	15.96%

C000051742
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Class R: NWLBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$45	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 192,574,811
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	15.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$192,574,811
Number of Portfolio Holdings	18
Portfolio Turnover Rate	15.96%

C000051744
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Class R6: NWLIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 192,574,811
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	15.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$192,574,811
Number of Portfolio Holdings	18
Portfolio Turnover Rate	15.96%

C000051743
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Institutional Service Class: NWLSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 192,574,811
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	15.96%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$192,574,811
Number of Portfolio Holdings	18
Portfolio Turnover Rate	15.96%

C000051745
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Class A: NWMAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 192,060,361
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	19.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$192,060,361
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.69%

C000051748
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Class R: NWMDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$45	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 192,060,361
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	19.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$192,060,361
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.69%

C000051750
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Class R6: NWMHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 192,060,361
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	19.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$192,060,361
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.69%

C000051749
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Institutional Service Class: NWMSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 192,060,361
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	19.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$192,060,361
Number of Portfolio Holdings	18
Portfolio Turnover Rate	19.69%

C000051751
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Class A: NWNAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 165,185,478
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$165,185,478
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20.25%

C000051754
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Class R: NWNBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$46	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 165,185,478
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$165,185,478
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20.25%

C000051756
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Class R6: NWNIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 165,185,478
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$165,185,478
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20.25%

C000051755
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Institutional Service Class: NWNSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 165,185,478
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$165,185,478
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20.25%

C000051757
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Class A: NWOAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 169,243,084
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	23.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$169,243,084
Number of Portfolio Holdings	16
Portfolio Turnover Rate	23.99%

C000051760
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Class R: NWOBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$46	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 169,243,084
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	23.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$169,243,084
Number of Portfolio Holdings	16
Portfolio Turnover Rate	23.99%

C000051762
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Class R6: NWOIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 169,243,084
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	23.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$169,243,084
Number of Portfolio Holdings	16
Portfolio Turnover Rate	23.99%

C000051761
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Institutional Service Class: NWOSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 169,243,084
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	23.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$169,243,084
Number of Portfolio Holdings	16
Portfolio Turnover Rate	23.99%

C000093595
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Class A: NTDAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$33	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 109,264,622
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	23.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$109,264,622
Number of Portfolio Holdings	15
Portfolio Turnover Rate	23.42%

C000093598
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Class R: NTDTX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$46	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 109,264,622
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	23.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$109,264,622
Number of Portfolio Holdings	15
Portfolio Turnover Rate	23.42%

C000093599
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Class R6: NTDIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 109,264,622
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	23.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$109,264,622
Number of Portfolio Holdings	15
Portfolio Turnover Rate	23.42%

C000093600
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Institutional Service Class: NTDSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 109,264,622
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	23.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$109,264,622
Number of Portfolio Holdings	15
Portfolio Turnover Rate	23.42%

C000146061
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Class A: NWWRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$32	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 61,946,679
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	22.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$61,946,679
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.11%

C000146063
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Class R: NWWTX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$46	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 61,946,679
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	22.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$61,946,679
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.11%

C000146064
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Class R6: NWWUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 61,946,679
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	22.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$61,946,679
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.11%

C000146065
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Institutional Service Class: NWWVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 61,946,679
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	22.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$61,946,679
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.11%

C000217024
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Class A: NWAQX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$33	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 15,429,268
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$15,429,268
Number of Portfolio Holdings	14
Portfolio Turnover Rate	24.19%

C000217025
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Class R: NWARX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$46	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 15,429,268
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$15,429,268
Number of Portfolio Holdings	14
Portfolio Turnover Rate	24.19%

C000217026
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Class R6: NWASX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 15,429,268
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$15,429,268
Number of Portfolio Holdings	14
Portfolio Turnover Rate	24.19%

C000217023
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Institutional Service Class: NWATX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 15,429,268
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	24.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$15,429,268
Number of Portfolio Holdings	14
Portfolio Turnover Rate	24.19%

C000256161
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2070 Fund
Class Name	Class A: NWBAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$21	0.41%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 1,495,927
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	21.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,495,927
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.82%

C000256163
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2070 Fund
Class Name	Class R: NWBBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$34	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 1,495,927
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	21.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,495,927
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.82%

C000256162
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2070 Fund
Class Name	Class R6: NWBCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 1,495,927
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	21.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,495,927
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.82%

C000256160
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2070 Fund
Class Name	Institutional Service Class: NWBDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$13	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,495,927
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	21.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,495,927
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.82%

C000051718
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Class A: NWEAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$30	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 204,061,171
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	17.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$204,061,171
Number of Portfolio Holdings	18
Portfolio Turnover Rate	17.04%

C000051715
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Class R: NWEBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$45	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 204,061,171
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	17.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$204,061,171
Number of Portfolio Holdings	18
Portfolio Turnover Rate	17.04%

C000051717
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Class R6: NWEIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 204,061,171
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	17.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$204,061,171
Number of Portfolio Holdings	18
Portfolio Turnover Rate	17.04%

C000051716
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Institutional Service Class: NWESX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 204,061,171
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	17.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$204,061,171
Number of Portfolio Holdings	18
Portfolio Turnover Rate	17.04%

C000013642
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Class A: NWFAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$43	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,528,943,141
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	10.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,528,943,141
Number of Portfolio Holdings	57
Portfolio Turnover Rate	10.76%

C000013646
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Class R: GNWRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$64	1.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
AssetsNet	$ 1,528,943,141
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	10.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,528,943,141
Number of Portfolio Holdings	57
Portfolio Turnover Rate	10.76%

C000200004
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Class R6: NWABX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$27	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,528,943,141
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	10.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,528,943,141
Number of Portfolio Holdings	57
Portfolio Turnover Rate	10.76%

C000013645
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Institutional Service Class: MUIFX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$32	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 1,528,943,141
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	10.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,528,943,141
Number of Portfolio Holdings	57
Portfolio Turnover Rate	10.76%

C000245125
Shareholder Report [Line Items]
Fund Name	Nationwide Fundamental All Cap Equity Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Fundamental All Cap Equity Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$14	0.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 1,563,641,486
Holdings Count | Holding	1,549
InvestmentCompanyPortfolioTurnover	24.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,563,641,486
Number of Portfolio Holdings	1,549
Portfolio Turnover Rate	24.31%

C000127620
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Mid Cap Growth Fund
Class Name	Class A: NWHVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$53	1.09%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.09%
AssetsNet	$ 262,463,163
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	6.47%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$262,463,163
Number of Portfolio Holdings	54
Portfolio Turnover Rate	6.47%

C000127622
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Mid Cap Growth Fund
Class Name	Class R6: NWKAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$36	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
AssetsNet	$ 262,463,163
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	6.47%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$262,463,163
Number of Portfolio Holdings	54
Portfolio Turnover Rate	6.47%

C000127623
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Mid Cap Growth Fund
Class Name	Institutional Service Class: NWHYX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$41	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
AssetsNet	$ 262,463,163
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	6.47%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$262,463,163
Number of Portfolio Holdings	54
Portfolio Turnover Rate	6.47%

C000127624
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Small Cap Growth Fund
Class Name	Class A: NWHZX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$61	1.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
AssetsNet	$ 1,099,814,883
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	8.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,099,814,883
Number of Portfolio Holdings	60
Portfolio Turnover Rate	8.81%

C000127626
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Small Cap Growth Fund
Class Name	Class R6: NWKCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$41	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,099,814,883
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	8.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,099,814,883
Number of Portfolio Holdings	60
Portfolio Turnover Rate	8.81%

C000127627
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Small Cap Growth Fund
Class Name	Institutional Service Class: NWKDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$49	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 1,099,814,883
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	8.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,099,814,883
Number of Portfolio Holdings	60
Portfolio Turnover Rate	8.81%

C000115634
Shareholder Report [Line Items]
Fund Name	Nationwide Schroders Global Equity Fund
Class Name	Class A: GGEAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Schroders Global Equity Fund (the "Fund") (formerly known as Nationwide Global Sustainable Equity Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.10%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 246,584,602
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	92.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$246,584,602
Number of Portfolio Holdings	127
Portfolio Turnover Rate	92.30%

C000115637
Shareholder Report [Line Items]
Fund Name	Nationwide Schroders Global Equity Fund
Class Name	Class R6: GGEIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Schroders Global Equity Fund (the "Fund") (formerly known as Nationwide Global Sustainable Equity Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$39	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 246,584,602
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	92.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$246,584,602
Number of Portfolio Holdings	127
Portfolio Turnover Rate	92.30%

C000115636
Shareholder Report [Line Items]
Fund Name	Nationwide Schroders Global Equity Fund
Class Name	Institutional Service Class: GGESX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Schroders Global Equity Fund (the "Fund") (formerly known as Nationwide Global Sustainable Equity Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$52	1.02%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
AssetsNet	$ 246,584,602
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	92.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$246,584,602
Number of Portfolio Holdings	127
Portfolio Turnover Rate	92.30%

C000013648
Shareholder Report [Line Items]
Fund Name	Nationwide Government Money Market Fund
Class Name	Class R6: GMIXX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 609,417,978
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$609,417,978
Number of Portfolio Holdings	128
Portfolio Turnover Rate	-%

C000013649
Shareholder Report [Line Items]
Fund Name	Nationwide Government Money Market Fund
Class Name	Investor: MIFXX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor	$26	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 609,417,978
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$609,417,978
Number of Portfolio Holdings	128
Portfolio Turnover Rate	-%

C000013650
Shareholder Report [Line Items]
Fund Name	Nationwide Government Money Market Fund
Class Name	Service Class: NWSXX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$36	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 609,417,978
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$609,417,978
Number of Portfolio Holdings	128
Portfolio Turnover Rate	-%

C000224083
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Class A: NWAUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$48	0.91%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
AssetsNet	$ 251,914,556
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	52.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,914,556
Number of Portfolio Holdings	38
Portfolio Turnover Rate	52.40%

C000224084
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Class R6: NWAVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$26	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 251,914,556
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	52.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,914,556
Number of Portfolio Holdings	38
Portfolio Turnover Rate	52.40%

C000224082
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Eagle Class: NWAYX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$31	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 251,914,556
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	52.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,914,556
Number of Portfolio Holdings	38
Portfolio Turnover Rate	52.40%

C000224085
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Institutional Service Class: NWAWX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$32	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 251,914,556
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	52.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$251,914,556
Number of Portfolio Holdings	38
Portfolio Turnover Rate	52.40%

C000118164
Shareholder Report [Line Items]
Fund Name	Nationwide Inflation-Protected Securities Fund
Class Name	Class A: NIFAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$38	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 152,239,856
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	6.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$152,239,856
Number of Portfolio Holdings	52
Portfolio Turnover Rate	6.53%

C000118165
Shareholder Report [Line Items]
Fund Name	Nationwide Inflation-Protected Securities Fund
Class Name	Class R6: NIFIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 152,239,856
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	6.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$152,239,856
Number of Portfolio Holdings	52
Portfolio Turnover Rate	6.53%

C000175981
Shareholder Report [Line Items]
Fund Name	Nationwide Inflation-Protected Securities Fund
Class Name	Institutional Service Class: NWXNX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$23	0.46%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 152,239,856
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	6.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$152,239,856
Number of Portfolio Holdings	52
Portfolio Turnover Rate	6.53%

C000255389
Shareholder Report [Line Items]
Fund Name	Nationwide International Equity Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Equity Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$26	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,116,689,639
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	43.46%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,116,689,639
Number of Portfolio Holdings	192
Portfolio Turnover Rate	43.46%

C000013557
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Class A: GIIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$36	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 854,631,508
Holdings Count | Holding	700
InvestmentCompanyPortfolioTurnover	3.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$854,631,508
Number of Portfolio Holdings	700
Portfolio Turnover Rate	3.50%

C000033116
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Class R: GIIRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$54	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
AssetsNet	$ 854,631,508
Holdings Count | Holding	700
InvestmentCompanyPortfolioTurnover	3.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$854,631,508
Number of Portfolio Holdings	700
Portfolio Turnover Rate	3.50%

C000013560
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Class R6: GIXIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 854,631,508
Holdings Count | Holding	700
InvestmentCompanyPortfolioTurnover	3.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$854,631,508
Number of Portfolio Holdings	700
Portfolio Turnover Rate	3.50%

C000175978
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Institutional Service Class: NWXPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$28	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 854,631,508
Holdings Count | Holding	700
InvestmentCompanyPortfolioTurnover	3.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$854,631,508
Number of Portfolio Holdings	700
Portfolio Turnover Rate	3.50%

C000175982
Shareholder Report [Line Items]
Fund Name	Nationwide International Small Cap Fund
Class Name	Class A: NWXSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$68	1.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.27%
AssetsNet	$ 293,375,941
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	76.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$293,375,941
Number of Portfolio Holdings	232
Portfolio Turnover Rate	76.87%

C000175984
Shareholder Report [Line Items]
Fund Name	Nationwide International Small Cap Fund
Class Name	Class R6: NWXUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$50	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
AssetsNet	$ 293,375,941
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	76.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$293,375,941
Number of Portfolio Holdings	232
Portfolio Turnover Rate	76.87%

C000175985
Shareholder Report [Line Items]
Fund Name	Nationwide International Small Cap Fund
Class Name	Institutional Service Class: NWXVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$56	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
AssetsNet	$ 293,375,941
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	76.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$293,375,941
Number of Portfolio Holdings	232
Portfolio Turnover Rate	76.87%

C000013576
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Class A: NDAAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$27	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 686,510,816
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	15.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$686,510,816
Number of Portfolio Holdings	19
Portfolio Turnover Rate	15.84%

C000013579
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Class R: GAFRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$43	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 686,510,816
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	15.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$686,510,816
Number of Portfolio Holdings	19
Portfolio Turnover Rate	15.84%

C000013580
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Class R6: GAIDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$10	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 686,510,816
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	15.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$686,510,816
Number of Portfolio Holdings	19
Portfolio Turnover Rate	15.84%

C000137830
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Institutional Service Class: NWWHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 686,510,816
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	15.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$686,510,816
Number of Portfolio Holdings	19
Portfolio Turnover Rate	15.84%

C000013581
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Service Class: NDASX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$31	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 686,510,816
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	15.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$686,510,816
Number of Portfolio Holdings	19
Portfolio Turnover Rate	15.84%

C000013600
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Class A: NDCAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$28	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 237,003,787
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	16.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$237,003,787
Number of Portfolio Holdings	21
Portfolio Turnover Rate	16.63%

C000013603
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Class R: GCFRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 237,003,787
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	16.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$237,003,787
Number of Portfolio Holdings	21
Portfolio Turnover Rate	16.63%

C000013604
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Class R6: GIMCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$11	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%
AssetsNet	$ 237,003,787
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	16.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$237,003,787
Number of Portfolio Holdings	21
Portfolio Turnover Rate	16.63%

C000137834
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Institutional Service Class: NWWLX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 237,003,787
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	16.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$237,003,787
Number of Portfolio Holdings	21
Portfolio Turnover Rate	16.63%

C000013605
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Service Class: NDCSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$32	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 237,003,787
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	16.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$237,003,787
Number of Portfolio Holdings	21
Portfolio Turnover Rate	16.63%

C000013588
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Class A: NADMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$26	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 641,880,559
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	15.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$641,880,559
Number of Portfolio Holdings	24
Portfolio Turnover Rate	15.45%

C000013591
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Class R: GMDRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$43	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 641,880,559
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	15.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$641,880,559
Number of Portfolio Holdings	24
Portfolio Turnover Rate	15.45%

C000013592
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Class R6: GMDIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$10	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 641,880,559
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	15.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$641,880,559
Number of Portfolio Holdings	24
Portfolio Turnover Rate	15.45%

C000137832
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Institutional Service Class: NWWJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$14	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 641,880,559
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	15.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$641,880,559
Number of Portfolio Holdings	24
Portfolio Turnover Rate	15.45%

C000013593
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Service Class: NSDMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$30	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 641,880,559
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	15.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$641,880,559
Number of Portfolio Holdings	24
Portfolio Turnover Rate	15.45%

C000013582
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Class A: NDMAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$27	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 922,765,915
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	18.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$922,765,915
Number of Portfolio Holdings	20
Portfolio Turnover Rate	18.37%

C000013585
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Class R: GMARX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$43	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
AssetsNet	$ 922,765,915
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	18.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$922,765,915
Number of Portfolio Holdings	20
Portfolio Turnover Rate	18.37%

C000013586
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Class R6: GMIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 922,765,915
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	18.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$922,765,915
Number of Portfolio Holdings	20
Portfolio Turnover Rate	18.37%

C000137831
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Institutional Service Class: NWWIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$15	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 922,765,915
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	18.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$922,765,915
Number of Portfolio Holdings	20
Portfolio Turnover Rate	18.37%

C000013587
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Service Class: NDMSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$30	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 922,765,915
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	18.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$922,765,915
Number of Portfolio Holdings	20
Portfolio Turnover Rate	18.37%

C000013594
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Class A: NADCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$28	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 207,240,527
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	21.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$207,240,527
Number of Portfolio Holdings	21
Portfolio Turnover Rate	21.48%

C000013597
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Class R: GMMRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$44	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 207,240,527
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	21.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$207,240,527
Number of Portfolio Holdings	21
Portfolio Turnover Rate	21.48%

C000013598
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Class R6: GMIMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$12	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 207,240,527
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	21.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$207,240,527
Number of Portfolio Holdings	21
Portfolio Turnover Rate	21.48%

C000137833
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Institutional Service Class: NWWKX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$17	0.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 207,240,527
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	21.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$207,240,527
Number of Portfolio Holdings	21
Portfolio Turnover Rate	21.48%

C000013599
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Service Class: NSDCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$32	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 207,240,527
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	21.48%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$207,240,527
Number of Portfolio Holdings	21
Portfolio Turnover Rate	21.48%

C000264163
Shareholder Report [Line Items]
Fund Name	Nationwide Large Cap Equity Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Large Cap Equity Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$22	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,951,004,725
Holdings Count | Holding	500
InvestmentCompanyPortfolioTurnover	53.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,951,004,725
Number of Portfolio Holdings	500
Portfolio Turnover Rate	53.85%

C000184012
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Class A: NWZLX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$59	1.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%
AssetsNet	$ 223,684,035
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	7.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$223,684,035
Number of Portfolio Holdings	45
Portfolio Turnover Rate	7.24%

C000184013
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Class R6: NWZMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$39	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.82%
AssetsNet	$ 223,684,035
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	7.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$223,684,035
Number of Portfolio Holdings	45
Portfolio Turnover Rate	7.24%

C000201554
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Eagle Class: NWADX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$44	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.92%
AssetsNet	$ 223,684,035
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	7.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$223,684,035
Number of Portfolio Holdings	45
Portfolio Turnover Rate	7.24%

C000184014
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Institutional Service Class: NWZNX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$43	0.90%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
AssetsNet	$ 223,684,035
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	7.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$223,684,035
Number of Portfolio Holdings	45
Portfolio Turnover Rate	7.24%

C000127632
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Class A: NWJGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$34	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 908,396,596
Holdings Count | Holding	781
InvestmentCompanyPortfolioTurnover	51.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$908,396,596
Number of Portfolio Holdings	781
Portfolio Turnover Rate	51.67%

C000127634
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Class R6: NWJIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$17	0.35%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 908,396,596
Holdings Count | Holding	781
InvestmentCompanyPortfolioTurnover	51.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$908,396,596
Number of Portfolio Holdings	781
Portfolio Turnover Rate	51.67%

C000255576
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Eagle Class: NWAZX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 908,396,596
Holdings Count | Holding	781
InvestmentCompanyPortfolioTurnover	51.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$908,396,596
Number of Portfolio Holdings	781
Portfolio Turnover Rate	51.67%

C000127635
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Institutional Service Class: NWJJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 908,396,596
Holdings Count | Holding	781
InvestmentCompanyPortfolioTurnover	51.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$908,396,596
Number of Portfolio Holdings	781
Portfolio Turnover Rate	51.67%

C000127585
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Short Term Bond Fund
Class Name	Class A: NWJSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$39	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 145,187,199
Holdings Count | Holding	529
InvestmentCompanyPortfolioTurnover	73.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$145,187,199
Number of Portfolio Holdings	529
Portfolio Turnover Rate	73.34%

C000127587
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Short Term Bond Fund
Class Name	Class R6: NWJUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 145,187,199
Holdings Count | Holding	529
InvestmentCompanyPortfolioTurnover	73.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$145,187,199
Number of Portfolio Holdings	529
Portfolio Turnover Rate	73.34%

C000127588
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Short Term Bond Fund
Class Name	Institutional Service Class: NWJVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$26	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 145,187,199
Holdings Count | Holding	529
InvestmentCompanyPortfolioTurnover	73.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$145,187,199
Number of Portfolio Holdings	529
Portfolio Turnover Rate	73.34%

C000013561
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Class A: GMXAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$35	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
AssetsNet	$ 475,906,852
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	7.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$475,906,852
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.53%

C000033117
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Class R: GMXRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$53	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
AssetsNet	$ 475,906,852
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	7.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$475,906,852
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.53%

C000013564
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Class R6: GMXIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$14	0.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 475,906,852
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	7.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$475,906,852
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.53%

C000175979
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Institutional Service Class: NWXQX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$26	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 475,906,852
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	7.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$475,906,852
Number of Portfolio Holdings	406
Portfolio Turnover Rate	7.53%

C000127602
Shareholder Report [Line Items]
Fund Name	Nationwide NYSE Arca Tech 100 Index Fund
Class Name	Class A: NWJCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$33	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
AssetsNet	$ 757,630,610
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	4.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$757,630,610
Number of Portfolio Holdings	105
Portfolio Turnover Rate	4.22%

C000127604
Shareholder Report [Line Items]
Fund Name	Nationwide NYSE Arca Tech 100 Index Fund
Class Name	Class R6: NWJEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 757,630,610
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	4.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$757,630,610
Number of Portfolio Holdings	105
Portfolio Turnover Rate	4.22%

C000127605
Shareholder Report [Line Items]
Fund Name	Nationwide NYSE Arca Tech 100 Index Fund
Class Name	Institutional Service Class: NWJFX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$22	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 757,630,610
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	4.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$757,630,610
Number of Portfolio Holdings	105
Portfolio Turnover Rate	4.22%

C000013565
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Class A: GRMAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,866,654,323
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	5.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,866,654,323
Number of Portfolio Holdings	510
Portfolio Turnover Rate	5.64%

C000033118
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Class R: GRMRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$46	0.91%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,866,654,323
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	5.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,866,654,323
Number of Portfolio Holdings	510
Portfolio Turnover Rate	5.64%

C000013568
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Class R6: GRMIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 1,866,654,323
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	5.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,866,654,323
Number of Portfolio Holdings	510
Portfolio Turnover Rate	5.64%

C000013570
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Institutional Service Class: GRISX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,866,654,323
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	5.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,866,654,323
Number of Portfolio Holdings	510
Portfolio Turnover Rate	5.64%

C000013569
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Service Class: GRMSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$28	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,866,654,323
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	5.64%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,866,654,323
Number of Portfolio Holdings	510
Portfolio Turnover Rate	5.64%

C000013572
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Class A: GMRAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$35	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 262,260,230
Holdings Count | Holding	1,922
InvestmentCompanyPortfolioTurnover	4.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$262,260,230
Number of Portfolio Holdings	1,922
Portfolio Turnover Rate	4.87%

C000033119
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Class R: GMSRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$53	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
AssetsNet	$ 262,260,230
Holdings Count | Holding	1,922
InvestmentCompanyPortfolioTurnover	4.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$262,260,230
Number of Portfolio Holdings	1,922
Portfolio Turnover Rate	4.87%

C000013575
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Class R6: GMRIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$14	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 262,260,230
Holdings Count | Holding	1,922
InvestmentCompanyPortfolioTurnover	4.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$262,260,230
Number of Portfolio Holdings	1,922
Portfolio Turnover Rate	4.87%

C000175980
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Institutional Service Class: NWXRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$27	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 262,260,230
Holdings Count | Holding	1,922
InvestmentCompanyPortfolioTurnover	4.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$262,260,230
Number of Portfolio Holdings	1,922
Portfolio Turnover Rate	4.87%

C000238472
Shareholder Report [Line Items]
Fund Name	Nationwide U.S. 130/30 Equity Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide U.S. 130/30 Equity Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 372,104,286
Holdings Count | Holding	258
InvestmentCompanyPortfolioTurnover	51.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$372,104,286
Number of Portfolio Holdings	258
Portfolio Turnover Rate	51.14%

C000127589
Shareholder Report [Line Items]
Fund Name	Nationwide Renaissance Small Cap Growth Fund
Class Name	Class A: NWGPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Renaissance Small Cap Growth Fund (the "Fund") (formerly known as Nationwide WCM Focused Small Cap Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.12%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
AssetsNet	$ 24,262,016
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	80.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$24,262,016
Number of Portfolio Holdings	50
Portfolio Turnover Rate	80.24%

C000127591
Shareholder Report [Line Items]
Fund Name	Nationwide Renaissance Small Cap Growth Fund
Class Name	Class R6: NWKEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Renaissance Small Cap Growth Fund (the "Fund") (formerly known as Nationwide WCM Focused Small Cap Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$40	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 24,262,016
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	80.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$24,262,016
Number of Portfolio Holdings	50
Portfolio Turnover Rate	80.24%

C000127592
Shareholder Report [Line Items]
Fund Name	Nationwide Renaissance Small Cap Growth Fund
Class Name	Institutional Service Class: NWGSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nationwide Renaissance Small Cap Growth Fund (the "Fund") (formerly known as Nationwide WCM Focused Small Cap Fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$47	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 24,262,016
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	80.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$24,262,016
Number of Portfolio Holdings	50
Portfolio Turnover Rate	80.24%